Notes Payable, Related Parties (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total notes payable, related parties	$ 9,000	$ 12,000
Less: current portion	9,000	12,000
Notes payable, related parties, less current portion
Chief Executive Officer [Member]
Total notes payable, related parties	3,000	3,000
Chairman, Board of Directors [Member]
Total notes payable, related parties	3,000	3,000
Directors [Member]
Total notes payable, related parties		3,000
Director One [Member]
Total notes payable, related parties	$ 3,000	$ 3,000